Disposition of Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Summary of Financial Position of Entities and Gain or Loss on Disposal

Financial position of the entities at disposal date and gain or loss on disposal:

Garment Manufacturing Segment

Financial position of DT	September 30, 2020, date of disposal
Current assets	$673,025
Noncurrent assets	-
Current liabilities	(70,481)
Net assets	$602,544

The consideration was at the fair value as of date of disposal, which was also the carrying value of DT, resulting no gain or loss recognized on the disposal.

Logistics Services Segment

Financial position of HPF	November 16, 2020, date of disposal
Current assets	$740,060
Noncurrent assets	42,658
Current liabilities	(565,362)
Net assets	$217,356